Repurchase of Shares - Additional Information (Detail) - USD ($) $ / shares in Units, shares in Thousands	12 Months Ended
	Sep. 30, 2018	Nov. 08, 2017	Feb. 02, 2016
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, Authorized amount		$ 800,000,000
Repurchase of shares, Shares	6,337
Average price at which ordinary shares are repurchased	$ 66.14
Remaining authority to repurchase outstanding ordinary shares	$ 637,127,000
Share Repurchase Program 2016 Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, Authorized amount			$ 750,000,000